Document and Entity Information	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2024
Document Fiscal Year Focus	2024
Entity Registrant Name	EQUIFAX INC.
Entity Incorporation State Country Code	2Q
Entity File Number	001-06605
Entity Tax Identification Number	58-0401110
Entity Address Address Line 1	1550 Peachtree Street
Entity Address Address Line 2	N.W.
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30309
City Area Code	404
Local Phone Number	885-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.25 par value per share
Trading Symbol	EFX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000033185
Amendment Flag	false
Document Fiscal Period Focus	Q2